Goodwill - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Cost to sell expected to reach as percentage of entity value	2.00%
Adverse change in WACC	1.00%
Additional recognition, goodwill	$ 128	$ 24
Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill to assets held for sale	6,081
30 Bio US dollar goodwill [member] | South Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Reduced the amount of goodwill	22,000
30 Bio US dollar goodwill [member] | Rest of Africa CGU [member]
Disclosure of reconciliation of changes in goodwill [line items]
Reduced the amount of goodwill	$ 8,000
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	5.00%
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of merger proposed			50.00%
Percentage of goodwill to total assets	54.00%
Additional recognition, goodwill	$ 682	$ 107
Anadolu Efes [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of merger proposed			50.00%